Note 21 Condensed statements of cash flows of companies held for sale in the USA subsidiary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Condensed statements of cash flows of companies held for sale in the USA subsidiary [Line Items]
Effect of exchange rate changes on cash and cash equivalents	€ (1,864)		€ (4,658)	€ (634)
Sold USA subsidiary [Member]
Condensed statements of cash flows of companies held for sale in the USA subsidiary [Line Items]
Cash flows from (used in) operating activities, continuing operations	62	[1]	6,874	3,888
Cash flows from (used in) investing activities, continuing operations	(34)	[1]	(145)	(133)
Cash flows from (used in) financing activities, continuing operations	(26)	[1]	(65)	(468)
Effect of exchange rate changes on cash and cash equivalents	60	[1]	(974)	65
Increase (decrease) in cash and cash equivalents	€ 62	[1]	€ 5,690	€ 3,352

[1]	(*) Corresponds to the first five months of 2021 (See Notes 1.3 and 3).